Fair value measurements - financial assets and liabilities not measured at fair value on a recurring basis (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Borrowings [Member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	€ 17,971	€ 24,048
Financial liabilities, at fair value	18,723	24,885
Asset-backed financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	357	410
Financial liabilities, at fair value	357	410
Notes
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	9,626	12,351
Financial liabilities, at fair value	10,365	13,164
Notes | Level 1
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	10,358	13,157
Notes | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	7	7
Other debt
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	7,988	11,287
Financial liabilities, at fair value	8,001	11,311
Other debt | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	6,796	9,424
Other debt | Level 3
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	1,205	1,887
Receivables From Financing Activities [Member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	3,140	2,578
Financial assets, at fair value	3,125	2,577
Dealer financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	2,295	2,115
Financial assets, at fair value	2,295	2,115
Retail financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	420	286
Financial assets, at fair value	405	285
Finance lease
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	4	6
Financial assets, at fair value	4	6
Other receivables from financing activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	421	171
Financial assets, at fair value	€ 421	€ 171